JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8%
	AUTOMOTIVE - 3.0%
3,048	Tesla, Inc.(a)	$ 1,281,989

	BIOTECH & PHARMA - 3.0%
1,082	Eli Lilly & Company	1,297,783

	CABLE & SATELLITE - 1.0%
2,581	Space Exploration Technologies Corporation, Class A(a)	440,990

	E-COMMERCE DISCRETIONARY - 5.4%
9,648	Amazon.com, Inc.(a)	2,299,504

	ELECTRICAL EQUIPMENT - 7.2%
2,295	Bloom Energy Corporation, Class A(a)	694,697
3,214	Rockwell Automation, Inc.	1,591,187
2,422	Vertiv Holdings Company, Class A	810,934
		3,096,818
	ENTERTAINMENT CONTENT - 2.4%
4,181	Take-Two Interactive Software, Inc.(a)	1,045,166

	HEALTH CARE FACILITIES & SERVICES - 3.1%
1,150	McKesson Corporation	868,940
1,060	UnitedHealth Group, Inc.	440,568
		1,309,508
	INDUSTRIAL SUPPORT SERVICES - 1.3%
13,203	API Group Corporation(a)	559,147

	INSTITUTIONAL FINANCIAL SERVICES - 3.4%
1,432	Goldman Sachs Group, Inc. (The)	1,448,282

	INTERNET MEDIA & SERVICES - 11.6%
9,650	Alphabet, Inc., Class A	3,448,621
1,995	Meta Platforms, Inc., Class A	1,123,764
811	Spotify Technology S.A.(a)	372,354
		4,944,739

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	MACHINERY - 3.0%
1,212	Caterpillar, Inc.	$ 1,290,659

	MEDICAL EQUIPMENT & DEVICES - 2.9%
4,583	Natera, Inc.(a)	1,244,055

	RETAIL - CONSUMER STAPLES - 6.2%
1,189	Casey's General Stores, Inc.	945,005
1,381	Costco Wholesale Corporation	1,291,884
3,691	Walmart, Inc.	418,043
		2,654,932
	SEMICONDUCTORS - 25.0%
1,800	Advanced Micro Devices, Inc.(a)	1,045,638
1,964	Applied Materials, Inc.	1,419,972
560	ASML Holding N.V. - ADR	1,114,086
1,220	Astera Labs, Inc.(a)	589,284
4,552	Broadcom, Inc.	1,719,518
7,550	Intel Corporation(a)	1,054,207
535	Micron Technology, Inc.	617,545
8,752	NVIDIA Corporation	1,751,188
2,983	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,424,591
		10,736,029
	SOFTWARE - 5.9%
4,258	Microsoft Corporation	1,588,319
3,842	ServiceNow, Inc.(a)	381,434
2,649	Twilio, Inc., Class A(a)	546,568
		2,516,321
	TECHNOLOGY HARDWARE - 12.4%
12,095	Apple, Inc.	3,499,809
9,282	Cisco Systems, Inc.	1,090,264
1,695	Dell Technologies, Inc., Class C	731,325
		5,321,398

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	TRANSPORTATION & LOGISTICS - 1.0%
1,992	XPO, Inc.(a)	$ 408,938

	TOTAL COMMON STOCKS (Cost $30,821,025)	41,896,258

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.8%
	MONEY MARKET FUNDS - 2.8%
1,194,776	First American Funds Treasury Obligations, Class Z, 3.53% (Cost $1,194,776)(b)	1,194,776

	TOTAL INVESTMENTS - 100.6% (Cost $32,015,801)	$ 43,091,034
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(245,668)
	NET ASSETS - 100.0%	$ 42,845,366

ADR	- American Depositary Receipt
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
S.A.	- Societe Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.